Stock based compensation (Details 3)	Dec. 31, 2013 Warrant One [Member] EUR (€)	Dec. 31, 2013 Warrant One [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Warrant One [Member] Minimum [Member] EUR (€)	Dec. 31, 2013 Warrant Two [Member] EUR (€)	Dec. 31, 2013 Warrant Two [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Warrant Two [Member] Minimum [Member] EUR (€)	Dec. 31, 2013 Warrant Three [Member] EUR (€)	Dec. 31, 2013 Warrant Three [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Warrant Three [Member] Minimum [Member] EUR (€)	Dec. 31, 2013 Warrant [Member] USD ($)		Dec. 31, 2013 Warrant [Member] EUR (€)	Dec. 31, 2012 Warrant [Member] USD ($)		Dec. 31, 2012 Warrant [Member] EUR (€)	Dec. 31, 2011 Warrant [Member] USD ($)		Dec. 31, 2011 Warrant [Member] EUR (€)	Dec. 31, 2010 Warrant [Member] USD ($)		Dec. 31, 2010 Warrant [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		€ 4.58	€ 0		€ 6.57	€ 5.44		€ 8.52	€ 6.58
Warrants Outstanding, Number of shares	500,000			2,450,000			1,100,000			4,050,000		4,050,000	4,100,000		4,100,000	900,000		900,000	750,000		750,000
Warrants Outstanding, Weighted average remaining contractual life (in years)	10 months 20 days			3 years 9 months 25 days			4 years 2 months 12 days			3 years 6 months 22 days		3 years 6 months 22 days
Warrants Outstanding, Weighted Average Exercise Price	€ 3.96			€ 5.67			€ 8.42			$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18	$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.50
Warrants Outstanding, Weighted Average Intrinsic Value	€ 1.88			€ 0.16			€ 0					€ 0.33
Warrants Exercisable, Number of shares	320,000			2,450,000			1,100,000			3,870,000		3,870,000
Warrants Exercisable, Weighted Average Exercise Price	€ 3.61			€ 5.67			€ 8.42					€ 6.28
Warrants Exercisable, Weighted Average Intrinsic Value	€ 2.23			€ 0.16			€ 0					€ 0.40

[1]	Historical exchange rate at date of grant